Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 3,299	$ 3,923	$ 4,656
Stock Based Compensation [Member]
General and administrative expenses	419	649	913
Professional Fees [Member]
General and administrative expenses	896	908	1,084
Salaries And Benefits [Member]
General and administrative expenses	1,478	1,428	1,164
Rent And Office Maintenance Fees [Member]
General and administrative expenses	117	261	401
Insurance And Other Expenses [Member]
General and administrative expenses	$ 389	$ 677	$ 1,094